Investment Strategy	Oct. 21, 2026
Abacus FCF International Leaders ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Adviser utilizes its proprietary Abacus FCF Leaders Model (the “Model”) to evaluate securities in the investment universe and scores them based on free cash flow (“FCF”) characteristics, including FCF profitability (the level of free cash flow a company generates relative to the size of its assets), FCF yield (free cash flow relative to the company's enterprise value) and FCF growth (the growth in a company's free cash flow over time). These securities are assigned active weights primarily based on their FCF characteristics, with adjustments reflecting the Adviser’s systematic evaluation of company-specific risk in the context of the business cycle. These active weights are integrated with free-float market capitalization weights and rescaled to construct the final portfolio, seeking to ensure high-conviction exposure to companies with strong FCF characteristics.

Abacus FCF Leaders ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Adviser utilizes its proprietary Abacus FCF Leaders Model (the “Model”) to evaluate securities in the investment universe and scores them based on free cash flow (“FCF”) characteristics, including FCF profitability (the level of free cash flow a company generates relative to the size of its assets), FCF yield (free cash flow relative to the company's enterprise value) and FCF growth (the growth in a company's free cash flow over time). These securities are assigned active weights primarily based on their FCF characteristics, with adjustments reflecting the Adviser’s systematic evaluation of company-specific risk in the context of the business cycle. These active weights are integrated with free-float market capitalization weights and rescaled to construct the final portfolio, seeking to ensure high-conviction exposure to companies with strong FCF characteristics.

Abacus FCF Small Cap Leaders ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Underlying Index utilizes the Adviser’s proprietary Abacus FCF Leaders Model (the “Model”) to evaluate Eligible Securities and scores them based on FCF characteristics, including FCF profitability (the level of free cash flow a company generates relative to the size of its assets), FCF yield (free cash flow relative to the company's enterprise value) and FCF growth (the growth in a company's free cash flow over time). These securities are assigned active weights primarily based on their FCF characteristics. These active weights are integrated with free-float market capitalization weights and rescaled to construct the final portfolio, seeking to ensure high-conviction exposure to companies with strong FCF characteristics. The Underlying Index includes those remaining Eligible
Securities until one of the following thresholds is met: (1) over 90% of the cumulative weight of the Eligible Securities has been included in the Underlying Index, or (2) the number of included securities reaches 100. The weights of all securities are then rescaled to construct the final portfolio, seeking to ensure high-conviction exposure to small-cap companies with strong FCF characteristics.

The Underlying Index is rebalanced and reconstituted quarterly. The Fund’s portfolio is generally rebalanced and reconstituted quarterly, in accordance with the Underlying Index.